Loans receivable, net	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Loans receivable, net

4. Loans receivable, net

Loans receivable originated and retained by the Group consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB

Loans	4,384,088	7,016,524
Credit loss allowance for loans receivable	(226,467)	(544,905)
Loans receivable, net	4,157,621	6,471,619

As of December 31, 2024 and 2025, the entire loans receivable balance represents the outstanding loans made to the borrowers from consolidated trusts and subsidiaries of the Group. As part of the Group’s efforts to develop new product offerings, a series of trusts were established and administrated by third-party trust companies. These trusts make loans solely to borrowers referred by the Group to provide returns to the trust beneficiaries. As such, the Group has power to direct the activities of the trusts. In addition, the Group has the obligation to absorb losses or the right to receive residual benefits from certain trusts that could potentially be significant to these trusts. As a result, the Group is considered the primary beneficiary of the trusts and their assets, liabilities, results of operations and cash flows are consolidated accordingly.

The following table sets forth the activity in the allowance for loan losses for the years ended December 31, 2023, 2024 and 2025.

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Beginning balance	294,355	214,550	226,467
Impact of business combination	-	-	7,152
Provision for loans receivable	586,843	320,013	637,700
Current period write off	(666,648)	(308,096)	(326,414)
Ending balance	214,550	226,467	544,905

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

4. Loans receivable, net (continued)

The Group evaluates expected credit losses of loans receivable on a collective basis based on the type of borrowers and delinquency pattern. Credit quality indicators are updated quarterly, and the credit quality of any given customer can change during the life of the portfolio. The following table presents loans receivable based on type of borrowers and delinquency as of December 31, 2024 and December 31, 2025:

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total loans receivable
December 31, 2024
New borrowers	23,755	1,422	1,501	1,427	28,105	537,047	565,152
Repeat borrowers	54,461	4,645	3,687	3,702	66,495	3,752,441	3,818,936
Total	78,216	6,067	5,188	5,129	94,600	4,289,488	4,384,088

December 31, 2025
New borrowers	112,984	19,557	16,339	12,524	161,404	1,612,205	1,773,609
Repeat borrowers	312,203	73,312	59,903	45,072	490,490	4,752,425	5,242,915
Total	425,187	92,869	76,242	57,596	651,894	6,364,630	7,016,524

As the average tenor of loans facilitated on domestic and overseas platform are around 8.3 months and 91.0 days, respectively, substantially all of the loans receivable balance as of December 31, 2025 are originated in 2025.

As of December 31, 2024 and 2025, loans receivable amounting to RMB16,384 and RMB226,707 were past due for 90 days or more with no interest accrued. Interest income for non-accrual loans receivable is recognized on a cash basis. For the years ended December 31, 2023, 2024 and 2025, interest income earned from non-accrual loans receivable were not material.

Management performs a quarterly evaluation of the adequacy of credit loss allowance for loans receivable based on expectations of lifetime credit losses based on historical default experience, known or inherent risks in the portfolio, current economic conditions and macroeconomic forecasts as well as other factors surrounding the credit risk of borrowers. When forecasting macroeconomic factors, management primarily considered gross domestic product, consumer price index and other pertinent factors such as money supply wherein M1 money supply was determined to be the most relevant to the Group’s business. The allowance is calculated at portfolio-level since the loan portfolio is typically of smaller balance homogenous loans and is collectively evaluated for impairment.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)